Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 1,248,000	$ 1,284,000
Accounts receivable, net	397,000	110,000
Inventory, net	591,000	186,000
Prepaid expenses and other current assets	228,000	104,000
Total current assets	2,464,000	1,684,000
Property and equipment, net	12,000	1,000
Other assets, net	1,494,000	1,684,000
Total assets	3,970,000	3,369,000
Current liabilities:
Accounts payable	652,000	835,000
Accrued expenses	237,000	342,000
Deferred revenue, current portion	70,000	70,000
Total current liabilities	$ 959,000	1,247,000
Warrant liability		7,386,000
Long-term portion of deferred revenue	$ 347,000	417,000
Total liabilities	$ 1,306,000	$ 9,050,000
Commitments and Contingencies
Stockholders' equity (deficit):
Preferred stock, $.001 par value; 5,000,000 shares authorized at December 31, 2015 and 2014; no shares issued and outstanding at December 31, 2015 and 2014.
Common stock, $.001 par value; 90,000,000 shares authorized at December 31, 2015 and 2014; 48,580,355 and 30,391,513 shares issued and outstanding at December 31, 2015 and December 31, 2014, respectively.	$ 49,000	$ 30,000
Additional paid-in capital	119,797,000	108,382,000
Accumulated other comprehensive income	71,000	72,000
Accumulated deficit	(117,253,000)	(114,165,000)
Total stockholders' equity (deficit)	2,664,000	(5,681,000)
Total liabilities and stockholders' equity (deficit)	$ 3,970,000	$ 3,369,000